Derivatives and Hedging - Schedule of Outstanding Forward Contracts Not Designated as Hedging Instruments with Notional and Fair Value (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024
Schedule of Outstanding Forward Contracts Not Designated as Hedging Instruments with Notional and Fair Value [Line Items]
Location of Gain	Financial income, net
Net realized and unrealized gain, excluding the underlying foreign currency exposure being hedged	$ 204
Fair Value of Derivatives Assets [Member]
Schedule of Outstanding Forward Contracts Not Designated as Hedging Instruments with Notional and Fair Value [Line Items]
Currency hedged	1		$ 1
Fair Value of Derivatives Liabilities [Member]
Schedule of Outstanding Forward Contracts Not Designated as Hedging Instruments with Notional and Fair Value [Line Items]
Currency hedged	137		605
Israeli Shekel / U.S. Dollar [Member]
Schedule of Outstanding Forward Contracts Not Designated as Hedging Instruments with Notional and Fair Value [Line Items]
Currency hedged	$ 10,564		$ 20,038